Deposits (Tables)	12 Months Ended
Mar. 31, 2023
Miscellaneous non-current assets [abstract]
Schedule of information about deposits [Table Text Block]
Description	March 31, 2023	March 31, 2022
Bodens Energi	$217,153	$241,291
Equipment Deposits	35,430,727	57,567,943
Skellefteå Kraft	-	523,088
Vattenfall AB	1,225,229	1,361,422
	36,873,109	59,693,744
Equipment deposit provision	(27,331,287)	-
Total	$9,541,822	$59,693,744